Income Taxes	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company uses the asset and liability method of accounting for income taxes, in accordance with ASC 740-10, which requires the recognition of deferred tax liabilities for taxable temporary differences and deferred tax assets for deductible temporary differences and operating loss carryforwards using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit or expense is recognized as a result of changes in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all of any deferred tax assets will not be realized. As of October 31, 2011 and July 31, 2010, the Company recorded a full valuation allowance on its deferred tax assets.

Note 9—Income Taxes

The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company has had no unrecognized tax benefits.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s consolidated balance sheets at July 31, 2011 or December 31, 2010, and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended July 31, 2011 and 2010.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2008 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.

At July 31, 2011, the Company had federal and California income tax net operating loss carryforwards of approximately $1,300,000 and $1,300,000, respectively.  In addition, the Company has federal and California research and development tax credit carryforwards of approximately $42,000 and $44,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2030 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future.  Based on a preliminary assessment, the Company believes that an ownership change occurred in 2011. The Company estimates that if such a change did occur, the federal and state net operating loss carry-forwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of the Company’s deferred tax assets as of July 31, 2011 and 2010 are listed below (in thousands):

	2011	2010
Net operating loss carryforwards	207,000	17,000
Start-up costs	74,000	—
Accumulated Depreciation	71,000	—
Other	42,000	—
Net deferred tax assets	394,000	17,000
Valuation allowance for deferred tax assets	(394,000)	(17,000)
Net deferred taxes	$—	$—

A valuation allowance of $394,000 and $17,000 at July 31, 2011 and 2010, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.

A reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2011	2010
Federal tax benefit a the expected statutory rate	34.0%	$22%
State income tax, net of federal tax benefit	(3.08)%	—
Non-deductible expenses	(19.09)%	—
Change in valuation allowance	(9.93)%	(22)%
Other	(1.92)%
Income tax benefit — effective rate	0.02%	$0.0%